Other Current Receivables - Summary of Other Current Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Current Receivables [Abstract]
Value added tax	$ 8,954	$ 11,109
Advance payments to vendors	1,788	3,078
Short-term derivatives	857
Other	22,221	3,631
Total	$ 33,820	$ 17,818